Statement of Additional Information Supplement American Century ETF Trust
Supplement dated April 21, 2023 ■ Statement of Additional Information dated January 1, 2023

Effective April 21, 2023, Paul Jo will no longer serve as a portfolio manager for American Century® Quality Diversified International ETF, American Century® STOXX® U.S. Quality Growth ETF or American Century® STOXX® U.S. Quality Value ETF. All references to Paul Jo are deleted.

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